Segment information	12 Months Ended
Jun. 30, 2019
Segment Information [Abstract]
Segment information
6.	Segment information

IFRS 8 requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the CODM. According to IFRS 8, the CODM represents a function whereby strategic decisions are made and resources are assigned. The CODM function is carried out by the President of the Group, Mr. Eduardo S. Elsztain. In addition, and due to the acquisition of IDBD, two responsibility levels have been established for resource allocation and assessment of results of the two operations centers, through executive committees in Argentina and Israel.

Segment information is reported from two perspectives: geographic presence (Argentina and Israel) and products and services. In each operations center, the Group considers separately the various activities being developed, which represent reporting operating segments given the nature of its products, services, operations and risks. Management believes the operating segment clustering in each operations center reflects similar economic characteristics in each region, as well as similar products and services offered, types of clients and regulatory environments.

As of fiscal year 2018, the CODM reviews certain corporate expenses associated with each operation center in an aggregate manner and separately from each of the segments, such expenses have been disclosed in the “Corporate” segment of each operation center. Additionally, as of fiscal year 2018, the CODM also reviews the office business as a single segment and the entertainment business in an aggregate and separate manner from offices, including that concept in the “Others” segment. Segment information for years 2017 has been recast for the purposes of comparability with the present year.

Below is the segment information which was prepared as follows:

●	Operations Center in Argentina:

Within this operations center, the Group operates in the following segments:

o	The “Shopping Malls” segment includes results principally comprised of lease and service revenues related to rental of commercial space and other spaces in the shopping malls of the Group.
o	The “Offices” segment includes the operating results from lease revenues of offices, other rental spaces and other service revenues related to the office activities.

o	The “Sales and Developments” segment includes the operating results of the development, maintenance and sales of undeveloped parcels of land and/or trading properties. Real estate sales results are also included.
o	The “Hotels” segment includes the operating results mainly comprised of room, catering and restaurant revenues.
o	The “International” segment includes assets and operating profit or loss from business related to associates Condor (hotels) and New Lipstick (offices).
o	The “Others” segment primarily includes the entertainment activities through La Arena and La Rural S.A. and the financial activities carried out by BHSA and Tarshop.
o	The “Corporate” segment includes the expenses related to the corporate activities of the Operations Center in Argentina.

The CODM periodically reviews the results and certain asset categories and assesses performance of operating segments of this operations center based on a measure of profit or loss of the segment composed by the operating income plus the share of profit / (loss) of joint ventures and associates. The valuation criteria used in preparing this information are consistent with IFRS standards used for the preparation of the Consolidated Financial Statements, except for the following:

●	Operating results from joint ventures are evaluated by the CODM applying proportional consolidation method. Under this method the profit/loss generated and assets are reported in the Statement of Income line-by-line based on the percentage held in joint ventures rather than in a single item as required by IFRS. Management believes that the proportional consolidation method provides more useful information to understand the business return. On the other hand, the investment in the joint venture La Rural S.A. is accounted for under the equity method since this method is considered to provide more accurate information in this case.

●	Operating results from Shopping Malls and Offices segments do not include the amounts pertaining to building administration expenses and collective promotion funds (“FPC”, as per its Spanish acronym) as well as total recovered costs, whether by way of expenses or other concepts included under financial results (for example default interest and other concepts). The CODM examines the net amount from these items (total surplus or deficit between building administration expenses and FPC and recoverable expenses).

The assets’ categories examined by the CODM are: investment properties, property, plant and equipment, trading properties, inventories, right to receive future units under barter agreements, investment in associates and goodwill. The sum of these assets, classified by business segment, is reported under “assets by segment”. Assets are allocated to each segment based on the operations and/or their physical location.

Within the Operations Center in Argentina, most revenue from its operating segments is derived from, and their assets are located in, Argentina, except for the share of profit / (loss) of associates included in the “International” segment located in USA.

Revenues for each reporting segments derive from a large and diverse client base and, therefore, there is no revenue concentration in any particular segment.

●	Operations Center in Israel:

Within this operations center, the Group operates in the following segments:

o	The “Real Estate” segment in which, through PBC, the Group operates rental properties and residential properties in Israel, USA and other parts of the world and carries out commercial projects in Las Vegas, USA.
o	The “Supermarkets” segment in which, through Shufersal, the Group operated a supermarket chain in Israel. Upon the loss of control in 2018 this segment was reclassified to discontinued operations and presented as an associate since 2019.
o	The “Telecommunications” segment includes Cellcom whose main activities include the provision of mobile phone services, fixed line phone services, data, Internet and television, among others.
o	The “Insurance” segment includes the investment in Clal, insurance company which main activities includes pension and social security insurance, among others. As stated in Note 14, the Group does not have control over Clal; therefore, the business is reported in a single line as a financial asset held for sale and valued at fair value.
o	The “Others” segment includes other diverse business activities, such as technological developments, tourism, oil and gas assets, electronics, and others.
o	The “Corporate” segment includes the expenses related with the activities of the holding companies.

The CODM periodically reviews the results and certain asset categories and assesses performance of operating segments of this operations center based on a measure of profit or loss of the segment composed by the operating income plus the share of profit / (loss) of associates and joint ventures. The valuation criteria used in preparing this information are consistent with IFRS standards used for the preparation of the Consolidated Financial Statements.

Goods and services exchanged between segments are calculated on the basis of established prices. Intercompany transactions between segments, if any, are eliminated.

Below is a summary of the Group’s lines of business and a reconciliation between the results from operations as per segment information and the results from operations as per the Statements of Income for the years ended June 30, 2019, 2018 and 2017:

	June 30, 2019
	Operations Center in Argentina	Operations Center in Israel	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	10,534	56,722	67,256	(65)	2,593	(17)	69,767
Costs	(2,223)	(37,127)	(39,350)	47	(2,697)	-	(42,000)
Gross profit / (loss)	8,311	19,595	27,906	(18)	(104)	(17)	27,767
Net (loss) / gain from fair value adjustment of investment properties	(27,713)	3,416	(24,297)	587	-	-	(23,710)
General and administrative expenses	(1,870)	(5,886)	(7,756)	11	-	31	(7,714)
Selling expenses	(759)	(7,963)	(8,722)	5	-	-	(8,717)
Other operating results, net	(437)	519	82	131	104	(16)	301
(Loss) / profit from operations	(22,468)	9,681	(12,787)	716	-	(2)	(12,073)
Share of (loss) / profit of associates and joint ventures	(4,220)	43	(4,177)	(712)	-	-	(4,889)
Segment (loss) / profit	(26,688)	9,724	(16,964)	4	-	(2)	(16,962)
Reportable assets	78,058	374,723	452,781	(426)	-	22,279	474,634
Reportable liabilities	-	(322,562)	(322,562)	-	-	(66,253)	(388,815)
Net reportable assets	78,058	52,161	130,219	(426)	-	(43,974)	85,819

	June 30, 2018
	Operations Center in Argentina	Operations Center in Israel	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	9,707	46,138	55,845	(78)	3,069	(12)	58,824
Costs	(1,960)	(29,624)	(31,584)	48	(3,110)	-	(34,646)
Gross profit / (loss)	7,747	16,514	24,261	(30)	(41)	(12)	24,178
Net gain from fair value adjustment of investment properties	14,145	3,575	17,720	(739)	-	-	16,981
General and administrative expenses	(1,634)	(5,299)	(6,933)	26	-	23	(6,884)
Selling expenses	(788)	(7,506)	(8,294)	11	-	-	(8,283)
Other operating results, net	(29)	1,494	1,465	25	41	(2)	1,529
Profit / (loss) from operations	19,441	8,778	28,219	(707)	-	9	27,521
Share of (loss) of associates and joint ventures	(2,957)	(173)	(3,130)	649	-	-	(2,481)
Segment profit / (loss)	16,484	8,605	25,089	(58)	-	9	25,040
Reportable assets	106,983	394,376	501,359	307	-	25,190	526,856
Reportable liabilities	-	(335,186)	(335,186)	-	-	(72,155)	(407,341)
Net reportable assets	106,983	59,190	166,173	307	-	(46,965)	119,515

	June 30, 2017
	Operations Center in Argentina	Operations Center in Israel	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	9,728	46,762	56,490	(94)	3,287	(14)	59,669
Costs	(2,105)	(29,965)	(32,070)	43	(3,343)	-	(35,370)
Gross profit / (loss)	7,623	16,797	24,420	(51)	(56)	(14)	24,299
Net (loss) / gain from fair value adjustment of investment properties	(4,497)	779	(3,718)	(671)	-	-	(4,389)
General and administrative expenses	(1,510)	(5,583)	(7,093)	10	-	15	(7,068)
Selling expenses	(769)	(8,051)	(8,820)	10	-	4	(8,806)
Other operating results, net	(679)	(8)	(687)	(20)	56	-	(651)
Profit / (loss) from operations	168	3,934	4,102	(722)	-	5	3,385
Share of (loss) / profit of associates and joint ventures	(965)	38	(927)	170	-	-	(757)
Segment (loss) / profit	(797)	3,972	3,175	(552)	-	5	2,628
Reportable assets	93,973	361,249	455,222	(180)	-	15,215	470,257
Reportable liabilities	-	(312,667)	(312,667)	-	-	(59,951)	(372,618)
Net reportable assets	93,973	48,582	142,555	(180)	-	(44,736)	97,639

(1)	Represents the equity value of joint ventures that were proportionately consolidated for information by segment purposes.
(2)	Includes deferred income tax assets, income tax and MPIT credits, trade and other receivables, investment in financial assets, cash and cash equivalents and intangible assets except for rights to receive future units under barter agreements, net of investments in associates with negative equity which are included in provisions in the amount of Ps. 6,058, Ps. 3,815 and Ps. 112, as of June 30, 2019, 2018 and 2017, respectively.

Below is a summarized analysis of the lines of business of Group’s operations center in Argentina for the fiscal years ended June 30, 2019, 2018 and 2017:

	June 30, 2019
	Operations Center in Argentina
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	5,976	1,566	783	2,066	10	-	133	10,534
Costs	(543)	(92)	(368)	(1,110)	(4)	-	(106)	(2,223)
Gross profit	5,433	1,474	415	956	6	-	27	8,311
Net (loss) / gain from fair value adjustment of investment properties	(28,394)	443	496	-	4	-	(262)	(27,713)
General and administrative expenses	(661)	(148)	(182)	(344)	(93)	(363)	(79)	(1,870)
Selling expenses	(371)	(69)	(83)	(221)	-	-	(15)	(759)
Other operating results, net	(57)	(23)	(208)	80	(9)	-	(220)	(437)
(Loss) / profit from operations	(24,050)	1,677	438	471	(92)	(363)	(549)	(22,468)
Share of profit of associates and joint ventures	-	-	(26)	-	(2,574)	-	(1,620)	(4,220)
Segment (loss) / profit	(24,050)	1,677	412	471	(2,666)	(363)	(2,169)	(26,688)

Investment properties, trading properties and property, plant and equipment	35,239	22,165	19,422	1,330	189	-	743	79,088
Investment in associates, joint ventures and goodwill	7	40	310	-	(5,053)	-	3,488	(1,208)
Other operating assets	30	1	129	18	-	-	-	178
Operating assets	35,276	22,206	19,861	1,348	(4,864)	-	4,231	78,058

From all the revenues corresponding to the Operations Center in Argentina, Ps. 10,189 are originated in Argentina, Ps. 335 in Uruguay and Ps. 10 in the U.S. No external client represents 10% or more of revenue of any of the reportable segments.

From all of the assets corresponding to the Operations Center in Argentina segments, Ps. 82,638 are located in Argentina and Ps. (4,580) in other countries, principally in USA for Ps. (4,864) and Uruguay for Ps. 284.

	June 30, 2018
	Operations Center in Argentina
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	6,822	932	210	1,711	-	-	32	9,707
Costs	(580)	(73)	(104)	(1,168)	-	-	(35)	(1,960)
Gross profit / (loss)	6,242	859	106	543	-	-	(3)	7,747
Net gain from fair value adjustment of investment properties	4,384	4,373	5,134	-	-	-	254	14,145
General and administrative expenses	(597)	(152)	(139)	(341)	(82)	(269)	(54)	(1,634)
Selling expenses	(425)	(100)	(40)	(218)	-	-	(5)	(788)
Other operating results, net	(65)	(16)	97	(28)	(40)	-	23	(29)
Profit / (loss) from operations	9,539	4,964	5,158	(44)	(122)	(269)	215	19,441
Share of profit of associates and joint ventures	-	-	3	-	(3,095)	-	135	(2,957)
Segment profit / (loss)	9,539	4,964	5,161	(44)	(3,217)	(269)	350	16,484

Investment properties, trading properties and property, plant and equipment	63,108	19,994	17,596	1,405	138	-	933	103,174
Investment in associates, joint ventures and goodwill	7	40	312	-	(2,707)	-	5,964	3,616
Other operating assets	40	2	132	19	-	-	-	193
Operating assets	63,155	20,036	18,040	1,424	(2,569)	-	6,897	106,983

From all the revenues corresponding to the Operations Center in Argentina, the 100% are originated in Argentina. No external client represents 10% or more of revenue of any of the reportable segments.

 From all of the assets corresponding to the Operations Center in Argentina segments, Ps. 109,244 are located in Argentina and Ps. (2,261) in other countries, principally in USA for Ps. (2,569) and Uruguay for Ps. 308.

	June 30, 2017
	Operations Center in Argentina
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	6,991	945	203	1,577	-	-	12	9,728
Costs	(745)	(147)	(103)	(1,102)	-	-	(8)	(2,105)
Gross profit	6,246	798	100	475	-	-	4	7,623
Net (loss) / gain from fair value adjustment of investment properties	(5,883)	1,134	290	-	-	-	(38)	(4,497)
General and administrative expenses	(582)	(157)	(72)	(304)	(89)	(290)	(16)	(1,510)
Selling expenses	(401)	(102)	(42)	(216)	-	-	(8)	(769)
Other operating results, net	(75)	(22)	(72)	2	(528)	-	16	(679)
(Loss) / profit from operations	(695)	1,651	204	(43)	(617)	(290)	(42)	168
Share of profit of associates and joint ventures	-	-	(16)	-	(352)	-	(597)	(965)
Segment (loss) / profit	(695)	1,651	188	(43)	(969)	(290)	(639)	(797)

Investment properties, trading properties and properties plant and equipment	58,085	14,965	11,517	1,496	-	-	497	86,560
Investment in associates, joint ventures and goodwill	7	42	225	-	1,293	-	5,682	7,249
Other operating assets	47	2	95	20	-	-	-	164
Operating assets	58,139	15,009	11,837	1,516	1,293	-	6,179	93,973

From all the revenues corresponding to the Operations Center in Argentina, the 100% are originated in Argentina. No external client represents 10% or more of revenue of any of the reportable segments.

From all of the assets corresponding to the Operations Center in Argentina segments, Ps. 92,362 are located in Argentina and Ps. 1,676 in other countries, principally in USA for Ps. 1,293 and Uruguay for Ps. 383.

Below is a summarized analysis of the lines of business of Group’s Operations Center in Israel for the years ended June 30, 2019, 2018 and 2017:

	June 30, 2019
	Operations Center in Israel
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	15,340	-	40,236	-	-	1,146	56,722
Costs	(6,828)	-	(29,683)	-	-	(616)	(37,127)
Gross profit	8,512	-	10,553	-	-	530	19,595
Net gain from fair value adjustment of investment properties	3,416	-	-	-	-	-	3,416
General and administrative expenses	(762)	-	(3,344)	-	(740)	(1,040)	(5,886)
Selling expenses	(270)	-	(7,390)	-	-	(303)	(7,963)
Other operating results, net	-	-	278	-	-	241	519
Profit / (loss) from operations	10,896	-	97	-	(740)	(572)	9,681
Share of profit / (loss) of associates and joint ventures	174	502	-	-	-	(633)	43
Segment profit / (loss)	11,070	502	97	-	(740)	(1,205)	9,724

Operating assets	212,300	16,102	76,531	15,839	29,062	24,889	374,723
Operating liabilities	(164,811)	-	(59,333)	-	(88,569)	(9,849)	(322,562)
Operating assets (liabilities), net	47,489	16,102	17,198	15,839	(59,507)	15,040	52,161

	June 30, 2018
	Operations Center in Israel
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	10,763	-	34,330	-	-	1,045	46,138
Costs	(4,451)	-	(24,621)	-	-	(552)	(29,624)
Gross profit	6,312	-	9,709	-	-	493	16,514
Net gain from fair value adjustment of investment properties	3,575	-	-	-	-	-	3,575
General and administrative expenses	(644)	-	(3,214)	-	(597)	(844)	(5,299)
Selling expenses	(202)	-	(7,038)	-	-	(266)	(7,506)
Other operating results, net	179	-	540	-	798	(23)	1,494
Profit / (loss) from operations	9,220	-	(3)	-	201	(640)	8,778
Share of profit / (loss) of associates and joint ventures	233	-	-	-	-	(406)	(173)
Segment profit / (loss)	9,453	-	(3)	-	201	(1,046)	8,605

Operating assets	208,525	20,696	77,471	19,064	33,187	35,433	394,376
Operating liabilities	(162,110)	-	(60,369)	-	(108,847)	(3,860)	(335,186)
Operating assets (liabilities), net	46,415	20,696	17,102	19,064	(75,660)	31,573	59,190

	June 30, 2017
	Operations Center in Israel
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	10,480	-	35,062	-	-	1,220	46,762
Costs	(4,971)	-	(24,536)	-	-	(458)	(29,965)
Gross profit	5,509	-	10,526	-	-	762	16,797
Net gain from fair value adjustment of investment properties	779	-	-	-	-	-	779
General and administrative expenses	(636)	-	(3,499)	-	(836)	(612)	(5,583)
Selling expenses	(199)	-	(7,491)	-	-	(361)	(8,051)
Other operating results, net	70	-	238	-	(105)	(211)	(8)
Profit / (loss) from operations	5,523	-	(226)	-	(941)	(422)	3,934
Share of profit / (loss) of associates and joint ventures	66	-	-	-	-	(28)	38
Segment profit / (loss)	5,589	-	(226)	-	(941)	(450)	3,972

Operating assets	142,054	64,914	54,722	17,243	28,083	54,233	361,249
Operating liabilities	(115,624)	(52,904)	(45,163)	-	(67,154)	(31,822)	(312,667)
Operating assets (liabilities), net	26,430	12,010	9,559	17,243	(39,071)	22,411	48,582

No external client represents 10% or more of the revenue of any of the reportable segments. From all assets corresponding to the Operations Center in Israel segments, Ps. 51,895 are located in USA (Ps. 54,340 in 2018 and Ps. 43,869 in 2017), Ps. 1,385 (Ps. 1,632 in 2018 and Ps. 1,546 in 2017) in India and the remaining are located in Israel.